Litigation and regulatory matters - Additional information (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended					2 Months Ended	6 Months Ended		12 Months Ended			36 Months Ended
	Jun. 30, 2023 item	Nov. 30, 2022 item	Dec. 31, 2021 item	May 31, 2019 AUD ($) item	Jul. 31, 2017 item	Oct. 31, 2018 item	Jun. 30, 2024 USD ($) item action	Dec. 31, 2019 item	Dec. 31, 2021 item	Dec. 31, 2020 GBP (£)	Dec. 31, 2018 GBP (£) item	Dec. 31, 2011 USD ($)
US investigations relating to fixed-income securities
Litigation, investigations and reviews
Period during which entity is suspected of fraudulent trading											3 months
Number of wire fraud			1
Number of securities frauds			1
FDIC | Litigation and regulatory matters
Litigation, investigations and reviews
Number of failed US banks					39
Number of banks for which claims have been dropped							20
Number of remaining claimant banks							19
Other IBOR cases
Litigation, investigations and reviews
Number of class actions dismissed but appealed							2
London Interbank Offered Rate (LIBOR)
Litigation, investigations and reviews
Number of non-class action | action							12
Other LIBOR cases
Litigation, investigations and reviews
Number of class action lawsuits							2
Federal Court of Australia FX antitrust litigation
Litigation, investigations and reviews
Number of other parties subject to lawsuit or legal investigation				4
Federal Court of Australia FX antitrust litigation | Minimum
Litigation, investigations and reviews
Transaction value of investigated trades | $				$ 0.5
UK Competition Appeal Tribunal
Litigation, investigations and reviews
Number of applications for opt-out collective proceedings								2
Tel Aviv District Court FX antitrust litigations
Litigation, investigations and reviews
Number of motions to certify FX-related class actions						2
Number of pending motions						1
Swaps antitrust litigation
Litigation, investigations and reviews
Number of swap execution facilities							3
Spoofing litigation
Litigation, investigations and reviews
Number of class action lawsuits									3
Madoff
Litigation, investigations and reviews
Number of class action lawsuits							2
Damages claimed | $							$ 298
1MDB litigation
Litigation, investigations and reviews
Funds received and paid out, subject to alleged breach of fiduciary duties and lack of due diligence | $												$ 1,000
1MDB litigation | Coutts & Co Ltd
Litigation, investigations and reviews
Number of other parties subject to lawsuit or legal investigation		6
Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC
Litigation, investigations and reviews
Number of FSPO adjudications challenged in court	3
Offshoring VAT assessments | HMRC
Litigation, investigations and reviews
Claimed unpaid VAT after tax assessment | £											£ 143
Payments for tax assessments | £										£ 143
Number of branches subject to tax assessment											2